As filed with the Securities and Exchange Commission on November 3, 2017.
1933 Act File No. 333-219187
1940 Act File No. 811-23271

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 1
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 1

USAA ETF TRUST
(Exact Name of Registrant as Specified in Charter)

9800 Fredericksburg Road, San Antonio, TX 78288
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code
(210) 498-0226
Jon Hadfield, Secretary
USAA ETF TRUST
9800 Fredericksburg Road
San Antonio, TX 78288-0227
(Name and Address of Agent for Service)

It is proposed that this filing will become effective under Rule 485
□	immediately upon filing pursuant to paragraph (b)
☒	on (October 13, 2017) pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
□	on (date) pursuant to paragraph (a)(1)
□	75 days after filing pursuant to paragraph (a)(2)
□	on (date) pursuant to paragraph (a)(2)
If appropriate, check the following box:
□	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
Pursuant to the requirements of the Securities Act and the 1940 Act, the Registrant meets all requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of San Antonio, and state of Texas, on the 3rd day of November, 2017.
USAA ETF Trust
By: *

Daniel S. McNamara
President
Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.
(Signature)	(Title)	(Date)
* Robert L. Mason	Chairman of the Board of Trustees
* Daniel S. McNamara	Vice Chairman of the Board of Trustees and President (Principal Executive Officer)
* Roberto Galindo, Jr.	Treasurer (Principal Financial and Accounting Officer)
* Dawn M. Hawley	Trustee
* Jefferson C. Boyce	Trustee
* Paul L. McNamara	Trustee
* Richard Y. Newton III	Trustee
* Barbara B. Ostdiek	Trustee
* Michael F. Reimherr	Trustee
*By : /S/ SEBA KURIAN

*	Seba Kurian, under the Powers of Attorney dated September 22, 2017, are incorporated herein and filed under Pre Effective Amendment No. 4, with the Securities and Exchange Commission on October 6, 2017.

EXHIBIT INDEX
101. INS	XBRL Instance Document
101.SCH	XBRL Taxonomy Extension Schema
101.DEF	XBRL Taxonomy Extension Definition Linkbase
101.LAB	XBRL Taxonomy Extension Label Linkbase
101.PRE	XBRL Taxonomy Extension Presentation Linkbase
101.CAL	XBRL Taxonomy Extension Calculation Linkbase
I-1